Offerings - Offering: 1	Jun. 09, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	191,666
Proposed Maximum Offering Price per Unit	20.00
Maximum Aggregate Offering Price	$ 3,833,320.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 529.38
Offering Note	(1) Represents only the additional number of shares being registered and includes 25,000 shares of common stock that the underwriters have the option to purchase. Does not include the securities that the Registrant previously registered on the Registration Statement on Form S-1 (File No. 333-296032), as amended (the "Prior Registration Statement"). (2) Estimated solely for the purpose of computing the registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended (the "Securities Act").